NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Property, Plant and Equipment

Classification	Estimated Useful Lives
Buildings	5 to 40 years
Furniture and equipment	3 to 10 years
Leasehold improvements	5 to 20 years
Premises and equipment at December 31, 2012 and 2011 are summarized as follows:

	December 31,
	2012	2011
	(In Thousands)
Land	$2,098	$2,098
Buildings	7,052	6,660
Leasehold improvements	7,563	7,822
Furniture and equipment	10,867	12,272
Construction in process	84	20
	27,664	28,872
Accumulated depreciation and amortization	(16,448)	(16,221)
Premises and equipment, net	$11,216	$12,651

Schedule of Earnings Per Share, Basic and Diluted
The computation of earnings per share is as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands, Except Share Amounts)

Net income	$1,118	$2,417	$3,003
Weighted average common shares outstanding:
Basic	9,730,797	9,988,322	10,302,201
Effect of dilutive stock options	24,895	20,538	2,615
Diluted	9,755,692	10,008,860	10,304,816

Earnings per share:
Basic	$0.11	$0.24	$0.29
Diluted	$0.11	$0.24	$0.29